Direct Cost Incurred in Operation (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Rent CNY	Dec. 31, 2011 Rent CNY	Dec. 31, 2010 Rent CNY	Dec. 31, 2012 Utilities CNY	Dec. 31, 2011 Utilities CNY	Dec. 31, 2010 Utilities CNY	Dec. 31, 2012 Personnel cost CNY	Dec. 31, 2011 Personnel cost CNY	Dec. 31, 2010 Personnel cost CNY	Dec. 31, 2012 Depreciation And Amortization CNY	Dec. 31, 2011 Depreciation And Amortization CNY	Dec. 31, 2010 Depreciation And Amortization CNY	Dec. 31, 2012 Consumable,food and beverage CNY	Dec. 31, 2011 Consumable,food and beverage CNY	Dec. 31, 2010 Consumable,food and beverage CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2010 Others CNY
Component of Operating Other Cost and Expense [Line Items]
Direct Costs of Hotels	$ 393,878	2,453,902	1,703,337	1,180,202	916,357	655,247	476,100	215,768	150,865	108,208	505,773	329,078	210,906	337,162	227,938	163,125	333,245	228,244	145,317	145,597	111,965	76,546